LOANS AND ALLOWANCE FOR LOAN LOSSES - Schedule of Nonaccrual Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 4,004	$ 4,409
Interest income if accrual method	173	24
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	77	82
Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	1,825
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,422	415
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	163	176
1-4 family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,937	1,699
Multi-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	217	5
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	138	192
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 50	$ 15